Net Income (Loss) Per Unit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Income Per Unit [Abstract]
Net Income (Loss) Per Unit

6. Net Income Per Unit

        Basic net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each period. Diluted net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands, except per unit amounts)
Net income attributable to AllianceBernstein Unitholders	$120,714	$74,185	$235,230	$161,463

Weighted average units outstanding—basic	278,209	277,820	277,999	277,833
Dilutive effect of compensatory options to buy Holding Units	1,251	—	1,111	—

Weighted average units outstanding—diluted	279,460	277,820	279,110	277,833

Basic net income per AllianceBernstein Unit	$0.43	$0.26	$0.84	$0.58

Diluted net income per AllianceBernstein Unit	$0.43	$0.26	$0.83	$0.58

        For the three months and six months ended June 30, 2013, we excluded 2,979,935 options from the diluted net income per unit computation due to their anti-dilutive effect. For the three months and six months ended June 30, 2012, we excluded 9,036,845 options from the diluted net income per unit computation due to their anti-dilutive effect.

4. Net Income (Loss) Per Unit

Basic net income (loss) per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each year. Diluted net (loss) income per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$188,916	$(174,768)	$442,419

Weighted average units outstanding—basic	277,721	278,018	275,415
Dilutive effect of compensatory options to buy Holding Units	1	—	1,639
Weighted average units outstanding—diluted	277,722	278,018	277,054

Basic net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.59
Diluted net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.58

For the years ended December 31, 2012, 2011 and 2010, we excluded 8,438,902, 3,813,567 and 4,783,472 options, respectively, from the diluted net income (loss) per unit computation due to their anti-dilutive effect.

The 2012 net income per unit includes $223.0 million of non-cash real estate charges recorded in 2012. See further discussion above in Note 3, Real Estate Charges.

The 2011 net (loss) per unit includes the one-time, non-cash compensation charge of $587.1 million recorded in the fourth quarter of 2011. See further discussion above in Note 2, Long-term Incentive Compensation Plans.